Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Cash and Cash Equivalents

	2025	2024	2023
Cash and banks (1)	198	304	230
Short-term investments (2)	329	375	797
Financial assets at fair value through profit or loss (3)	406	439	96

	933	1,118	1,123

(1)	Includes balances granted as collateral, see Note 34.d).
(2)	Includes 727 of BCRA bills as of December 31, 2023. Additionally, includes 13, 146 and 45 of term deposits and other investments with BNA as of December 31, 2025, 2024 and 2023, respectively.
(3)	See Note 6.